Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash	$ 32,062	$ 31,177
Restricted cash	1,160	518
Receivables - related parties	3,012	1,274
Other current assets and receivables	1,858	336
Current assets	38,092	33,305
Non-current assets
Exploration and evaluation assets	26,467	26,446
Intangible assets	969	943
Right of use asset	419	482
Property, plant and equipment	1,099	1,631
Investment in Aqualung	5,350	2,335
Investment in joint ventures	162,514	146,158
Financial asset - FID	51,895	48,138
Advances and deposits	53	58
Non-current assets	248,766	226,191
TOTAL ASSETS	286,858	259,496
Current liabilities
Accounts payable and accrued liabilities	3,023	1,104
Accounts payable - related parties	5,878	4,397
Lease liability - short-term	240	271
Current liabilities	9,141	5,772
Non-current liabilities
Lease liabilities - long-term	179	206
Deferred income tax liabilities	23,826	24,889
Decommissioning provision	590	572
Non-current liabilities	24,595	25,667
TOTAL LIABILITIES	33,736	31,439
SHAREHOLDERS' EQUITY
Share capital	270,958	235,782
Reserves	37,962	36,040
Accumulated deficit	(50,502)	(37,849)
Accumulated other comprehensive loss	(5,296)	(5,916)
TOTAL SHAREHOLDERS' EQUITY	253,122	228,057
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 286,858	$ 259,496